Additional Information-Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 24,425	$ 117,292	$ 18,713	$ 16,610
Prepaid expenses and other current assets	1,124	1,611
Total current assets	33,784	126,585
Deferred income tax assets		52
TOTAL ASSETS	33,784	127,971
Current liabilities:
Accrued expenses and other current liabilities	2,347	2,557
Deferred income-current	1,526	1,382
Total current liabilities	4,293	4,465
Total Liabilities	4,802	4,900
Equity:
Ordinary shares	32	30
Additional paid-in capital and subscription receivable	29,805	45,273
Accumulated other comprehensive (loss)/income	430	(289)
Total shareholders' equity	26,136	119,610
TOTAL LIABILITIES AND EQUITY	33,784	127,971
CDTV Holding [Member]
Current assets:
Cash and cash equivalents	7,024	616	$ 1,551	$ 2,482
Amounts due from subsidiaries - current	0	1,862
Dividend receivable	0	6,001
Prepaid expenses and other current assets	625	301
Total current assets	7,649	8,780
Accounts due from subsidiaries-non-current and investments in subsidiaries and VIE	19,052	111,694
Deferred income tax assets	0	52
TOTAL ASSETS	26,701	120,526
Current liabilities:
Accrued expenses and other current liabilities	565	743
Deferred income-current	0	173
Total current liabilities	565	916
Total Liabilities	565	916
Equity:
Ordinary shares	32	30
Additional paid-in capital and subscription receivable	28,804	44,677
Retained earnings/(accumulated deficit)	(3,130)	75,192
Accumulated other comprehensive (loss)/income	430	(289)
Total shareholders' equity	26,136	119,610
TOTAL LIABILITIES AND EQUITY	$ 26,701	$ 120,526